UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-22107

Name of Registrant:  SEI STRUCTURED CREDIT FUND, LP

Address of Principal Executive Offices:
                        One Freedom Valley Drive
                        Oaks, Pennsylvania 19456

Name and address of agent of service:
                        The Corporation Trust Company
                        Corporation Trust Center
                        1209 Orange Street
                        Wilmington, Delaware 19801

Registrant's telephone number including area code:1-800-342-5734


Date of fiscal year end:
                        Dec 31

Date of reporting period:
                        07/01/2014    -   06/30/2015


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Registrant : SEI STRUCTURED CREDIT FUND, LP
Fund Name : Structured Credit Fund
________________________________________________________________________________
Blackstone/gso Long-short Credit Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
BSL        CUSIP 09256U105          04/22/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Thomas W. Jasper   Mgmt       For        For        For
1.2        Elect Gary S. Schpero    Mgmt       For        For        For

________________________________________________________________________________
Nuveen Preferred and Income Term Fund
Ticker     Security ID:             Meeting Date          Meeting Status
JPI        CUSIP 67075A106          03/26/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect William Adams, IV  Mgmt       For        For        For
1.2        Elect David J. Kundert   Mgmt       For        For        For
1.3        Elect John K. Nelson     Mgmt       For        For        For
1.4        Elect Terence J. Toth    Mgmt       For        For        For
1.5        Elect Jack B. Evans      Mgmt       For        For        For
1.6        Elect William J.         Mgmt       For        For        For
            Schneider

1.7        Elect Thomas S.          Mgmt       For        For        For
            Schreier,
            Jr.

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: SEI STRUCTURED CREDIT FUND, LP
By:         Robert A. Nesher
Name:       Robert A. Nesher
Title:      President
Date:       Aug 26 2015